INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	Jun. 30, 2013 assets vessels	Dec. 31, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Term of charters, minimum (in years)	1 year
Term of charters, maximum (in years)	14 years
Number of offshore supply vessels chartered on long-term bareboat charters	1
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties	24
Assets accounted for as sales type leases and leased to nonrelated parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 95,200,000	$ 93,500,000
Components of investments in direct financing and sales-type leases [Abstract]
Total minimum lease payments to be received	1,850,485,000	1,955,514,000
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(497,229,000)	(538,890,000)
Net minimum lease payments receivable	1,353,256,000	1,416,624,000
Estimated residual values of leased property (un-guaranteed)	316,119,000	328,865,000
Less: unearned income	(401,511,000)	(435,047,000)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,267,864,000	1,310,442,000
Less: deferred deemed equity contribution	(145,069,000)	(151,454,000)
Less: unamortized gains	(14,637,000)	(15,129,000)
Total investment in direct financing and sales-type leases	1,108,158,000	1,143,859,000
Current portion	52,257,000	56,870,000
Long-term portion	$ 1,055,901,000	$ 1,086,989,000
Deep Sea Supply Plc. [Member]
Related Party Transaction [Line Items]
Joint venture, ownership interest	50.00%
BTG Pactual [Member]
Related Party Transaction [Line Items]
Joint venture, ownership interest	50.00%